SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Upfront licensing fees
Impairment charges	$ 115,753	$ 1,046,173
Domain Name
Cost of domain name purchased				141,735
Amortization of acquired intangible assets	248,867	414,510	204,266
Future amortization expenses of acquired intangible assets
2015	246,410
2016	246,410
2017	246,410
2018	164,697
2019	51,405
Film cost
Period from the date of the initial theatrical release for which revenue will be included in Ultimate Revenues	10 years
Amortization of capitalized film costs	1,255,335	937,860	968,276
Acquired intangible assets-upfront licensing fees
Upfront licensing fees
Carrying value	1,000,000	1,100,000
Accumulated amortization	400,000	200,000
Impairment charges	$ 100,000	$ 1,000,000
Acquired intangible assets-upfront licensing fees | Minimum
Upfront licensing fees
Estimated useful life	3 years
Acquired intangible assets-upfront licensing fees | Maximum
Upfront licensing fees
Estimated useful life	7 years